SUPPLEMENT DATED MAY 15, 1998

                            TO THE PROSPECTUS FOR THE

                           VINTAGE MUTUAL FUNDS, INC.

                               Dated May 22, 1998

The prospectus for the above Fund is hereby supplemented by changing footnote number 1 to the section "Expense Summary" to read as follows:

     A "Participating Organization" (as defined in this Prospectus) may charge a Customer (as defined in this Prospectus) account fees for automatic investment and other investment management services provided in connection with investment in the Fund and/or transaction fees for purchases and redemptions. (See "HOW TO PURCHASE AND REDEEM SHARES-Purchases of Shares.")

In addition, the prospectus for the above Fund is hereby supplemented by adding the following sentence in the first paragraph in the section "HOW TO PURCHASE AND REDEEM SHARES-Purchases of Shares":

     "Participating Organizations" are authorized by the Distributor and/or the Fund to accept orders on the Fund's behalf.